Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1		€ 5,697	€ 9,411
Revenue recognition		(462)	(4,394)
Redemption		(4,777)	0
Addition		2,500	1,870
Other releases	€ (1,000)	0	(1,032)
Exchange rate differences		53	(159)
BALANCE AS AT CLOSING DATE		3,010	5,697
Less non-current portion		0	0
CURRENT PORTION		€ 3,010	€ 5,697